RELATED PARTY TRANSACTIONS BALANCES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS BALANCES

NOTE 8– RELATED PARTY TRANSACTIONS BALANCES

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors and corporate officers. The remuneration of directors and key management personnel, not including normal employee compensation, made during the nine months ended September 30, 2023 and the nine months ended September 30, 2022 is set out below:

	September 30, 2023	September 30, 2022

salary (cost of sales)	169,905	148,656
consulting (capital work in progress)	-	75,171
salary (intangible asset – software)	138,667	448,850
consulting (professional fees)	164,568	72,000
salary (general and administrative expenses)	476,037	232,500
	$949,177	$977,177

As at September 30, 2023, $743 was owed from shareholders of the company (December 31, 2022– $1,002). Amounts owed were recorded in amounts receivable are non-interest bearing and unsecured.

As at September 30, 2023, $72,725 was owed to directors of the Company (December 31, 2022– $37,094). Amounts due were recorded in accounts payable are non-interest bearing and unsecured.

NOTE 10 – RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors and corporate officers. The remuneration of directors and key management personnel, not including normal employee compensation, made during the years ended December 31, 2022 and 2021 is set out below:

	December 31, 2022	December 31, 2021
Salary (cost of sales and services)	$200,747	$98,523
Salary (general and administrative expenses)	376,237	39,492
Salary (Intangible asset – software)	553,326	300,273
Consulting (Capital work in progress)	75,274	113,107
Consulting (Professional fees)	143,500	61,000
	$1,349,084	$612,395

As at December 31, 2022, $1,002 was owed from shareholders of the Company (2021 – $4,094). Amounts owed were recorded in amounts receivable are non-interest bearing and unsecured.

As at December 31, 2022, $37,094 was owed to directors of the Company (2021 – $1,322). Amounts due were recorded in accounts payable are non-interest bearing and unsecured.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2022 and 2021

(Expressed in Canadian dollars, unless otherwise noted)